Employee Future Benefits - Amounts Recognized in Consolidated Statements of Financial Position (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 3,602	$ 3,826
Fair value of plan assets	3,643	3,820
Deficit (surplus)	(41)	6
Effect of asset limit	46	44
Deficit (surplus) and net defined benefit liability (asset)	5	50
Pension plans | Funded or partially funded plans
Disclosure of defined benefit plans [line items]
Deficit (surplus) and net defined benefit liability (asset)	(488)	(483)
Pension plans | Unfunded plans
Disclosure of defined benefit plans [line items]
Deficit (surplus) and net defined benefit liability (asset)	493	533
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	379	428
Fair value of plan assets	545	553
Deficit (surplus)	(166)	(125)
Effect of asset limit	0	0
Deficit (surplus) and net defined benefit liability (asset)	(166)	(125)
Retiree welfare plans | Funded or partially funded plans
Disclosure of defined benefit plans [line items]
Deficit (surplus) and net defined benefit liability (asset)	(259)	(221)
Retiree welfare plans | Unfunded plans
Disclosure of defined benefit plans [line items]
Deficit (surplus) and net defined benefit liability (asset)	$ 93	$ 96